MARKETABLE SECURITIES (Narrative) (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Investments, Debt and Equity Securities [Abstract]
Investments	$ 0
Credit loss impairment available for sale marketable securities	$ 0